ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details Narrative) ¥ in Millions	Dec. 31, 2022 CNY (¥)
Debt securities [member]
IfrsStatementLineItems [Line Items]
Debt instrument fair value	¥ 8.5